Restatement of Previously Issued Financial Statements (Details) - USD ($)		3 Months Ended			5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 02, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 23, 2020	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value		$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
CONDENSED BALANCE SHEETS
Total liabilities		$ 477,611,000			$ 471,629,000	$ 477,611,000		$ 471,629,000	$ 566,148,000
Common stock		3,000			3,000	3,000		3,000	3,000
Additional paid-in capital		239,722,000			223,085,000	239,722,000		223,085,000	223,084,000
Accumulated deficit		(314,564,000)			(221,626,000)	(314,564,000)		(221,626,000)	(152,176,000)
Total Stockholders' Equity (Deficit)		(74,839,000)			1,462,000	(74,839,000)	$ 31,807,000	1,462,000	70,911,000	$ 78,619,000		$ 134,427,000
CONDENSED STATEMENT OF OPERATIONS
Other income (expense), net								(32,522,000)	(44,578,000)	(45,155,000)
Net income (loss)						$ (92,938,000)	$ (39,135,000)	$ (69,503,000)	$ (7,567,000)	$ 61,453,000
Diluted weighted average shares outstanding						30,839,870	27,870,539	27,906,742	27,779,339	28,197,409
Diluted net income (loss) per share						$ (3.01)	$ (1.40)	$ (2.49)	$ (0.27)	$ 2.18
Basic weighted average shares outstanding						30,839,870	27,870,539	27,906,742	27,779,339	27,623,415
Basic net income (loss) per share						$ (3.01)	$ (1.40)	$ (2.49)	$ (0.27)	$ 2.22
CONDENSED STATEMENT OF CASH FLOWS
Net income (loss)						$ (92,938,000)	$ (39,135,000)	$ (69,503,000)	$ (7,567,000)	$ 61,453,000
Seaport Global Acquisition Corp
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Minimum Net Tangible Assets Upon Redemption Of Temporary Equity					5,000,001			5,000,001
Permanent Equity Amount to maintain Shareholders Equity					5,000,000			5,000,000
CONDENSED BALANCE SHEETS
Total liabilities		22,028,401			22,482,845	22,028,401		22,482,845
Common Stock subject to possible redemption		145,218,069			145,194,202	145,218,069		145,194,202
Accumulated deficit		(21,786,742)			(21,226,105)	(21,786,742)		(21,226,105)
Total Stockholders' Equity (Deficit)		(21,786,383)	$ (19,940,859)	$ (16,114,295)	(21,225,746)	(21,786,383)		(21,225,746)			$ 0
CONDENSED STATEMENT OF OPERATIONS
Change in fair value of warrant liability	$ (8,400,000)	(1,344,965)			5,441,188	855,644
Transaction costs allocable to warrant liability					(861,400)
Compensation Expense - private placement warrants					(2,297,689)
Other income (expense), net		(1,343,096)			(2,288,801)	879,511
Net income (loss)		(1,843,655)	(3,821,824)	5,128,710	2,097,430	(536,769)
CONDENSED STATEMENT OF CASH FLOWS
Net income (loss)		(1,843,655)	$ (3,821,824)	$ 5,128,710	2,097,430	(536,769)
Change in fair value of warrant liability	8,400,000	$ 1,344,965			(5,441,188)	$ (855,644)
Transaction costs					861,400
Compensation Expense of Private Placement Warrants					2,297,689
As Restated (First Amendment) | Seaport Global Acquisition Corp
CONDENSED BALANCE SHEETS
Warrant liability	22,763,938				17,322,751			17,322,751
Total liabilities	28,023,442				22,482,845			22,482,845
Common Stock subject to possible redemption	113,707,706				118,968,455			118,968,455
Additional paid-in capital	8,162,648				2,901,952			2,901,952
Accumulated deficit	(3,163,313)				2,097,430			2,097,430
Total Stockholders' Equity (Deficit)	5,000,006				5,000,001			5,000,001
Number Of Shares Subject To Redemption	11,258,189				11,779,055			$ 11,779,055
CONDENSED STATEMENT OF OPERATIONS
Change in fair value of warrant liability	(14,400,000)				5,441,188
Transaction costs allocable to warrant liability					(861,400)
Compensation Expense - private placement warrants					(2,297,689)
Other income (expense), net					2,288,801
Net income (loss)					$ 2,097,430
Diluted weighted average shares outstanding					2,449,058
Basic weighted average shares outstanding					2,449,058
CONDENSED STATEMENT OF CASH FLOWS
Net income (loss)					$ 2,097,430
Change in fair value of warrant liability	14,400,000				(5,441,188)
Transaction costs					861,400
Compensation Expense of Private Placement Warrants					$ 2,297,689
Class A Common Stock | Seaport Global Acquisition Corp
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value		$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
CONDENSED BALANCE SHEETS
Common stock		$ 0			$ 0	$ 0		$ 0
Total Stockholders' Equity (Deficit)											$ 0
CONDENSED STATEMENT OF OPERATIONS
Net income (loss)		$ (1,843,655)			$ 2,097,430	$ (536,769)
Diluted weighted average shares outstanding		14,375,000			2,605,469	14,375,000
Diluted net income (loss) per share		$ (0.10)			$ 0.34	$ (0.03)
Basic weighted average shares outstanding		14,375,000			2,605,469	14,375,000
Basic net income (loss) per share		$ (0.10)			$ 0.34	$ (0.03)
CONDENSED STATEMENT OF CASH FLOWS
Net income (loss)		$ (1,843,655)			$ 2,097,430	$ (536,769)
Class A Common Stock | As Restated (First Amendment) | Seaport Global Acquisition Corp
CONDENSED BALANCE SHEETS
Common stock	311				260			260
As Restated (Second Amendment) | Seaport Global Acquisition Corp
CONDENSED BALANCE SHEETS
Warrant liability	22,763,938				17,322,751			17,322,751
Total liabilities	28,023,442				22,482,845			22,482,845
Common Stock subject to possible redemption	145,187,500				145,194,202			145,194,202
Common stock	0
Accumulated deficit	(26,480,148)				(21,226,105)			(21,226,105)
Total Stockholders' Equity (Deficit)	5,000,006				(21,225,746)			(21,225,746)
Number Of Shares Subject To Redemption	14,375,000				14,375,000			14,375,000
CONDENSED STATEMENT OF OPERATIONS
Change in fair value of warrant liability					5,441,188
Transaction costs allocable to warrant liability					(861,400)
Compensation Expense - private placement warrants					(2,297,689)
Other income (expense), net					2,288,801
Net income (loss)					$ 2,097,430
Diluted weighted average shares outstanding					2,605,469
Diluted net income (loss) per share					$ 0.34
Basic weighted average shares outstanding					2,605,469
Basic net income (loss) per share					$ 0.34
CONDENSED STATEMENT OF CASH FLOWS
Net income (loss)					$ 2,097,430
Change in fair value of warrant liability					(5,441,188)
Transaction costs					861,400
Compensation Expense of Private Placement Warrants					2,297,689
Class A Common Stock Not Subject to Redemption | Seaport Global Acquisition Corp
CONDENSED STATEMENT OF OPERATIONS
Net income (loss)					$ 2,097,430
Diluted weighted average shares outstanding					4,158,672
Diluted net income (loss) per share					$ 0.34
Basic weighted average shares outstanding					4,158,672
CONDENSED STATEMENT OF CASH FLOWS
Net income (loss)					$ 2,097,430
Class A Common Stock Not Subject to Redemption | As Restated (First Amendment) | Seaport Global Acquisition Corp
CONDENSED STATEMENT OF OPERATIONS
Net income (loss)					$ 2,097,430
Diluted weighted average shares outstanding					4,158,672
Diluted net income (loss) per share					$ 0.50
Basic weighted average shares outstanding					4,158,672
Basic net income (loss) per share					$ 0.50
CONDENSED STATEMENT OF CASH FLOWS
Net income (loss)					$ 2,097,430
Previously Reported [Member] | Seaport Global Acquisition Corp
CONDENSED BALANCE SHEETS
Total liabilities	5,259,504				5,160,094			5,160,094
Common Stock subject to possible redemption	136,471,644				136,291,206			136,291,206
Additional paid-in capital	5,003,786				5,184,223			5,184,223
Accumulated deficit	(4,225)				(184,669)			(184,669)
Total Stockholders' Equity (Deficit)	5,000,006				5,000,001			5,000,001
Number Of Shares Subject To Redemption	13,512,044				13,494,179			13,494,179
CONDENSED STATEMENT OF OPERATIONS
Other income (expense), net					6,702
Net income (loss)					$ (184,669)
Diluted weighted average shares outstanding					2,449,058
Basic weighted average shares outstanding					2,449,058
CONDENSED STATEMENT OF CASH FLOWS
Net income (loss)					$ (184,669)
Previously Reported [Member] | Class A Common Stock | Seaport Global Acquisition Corp
CONDENSED BALANCE SHEETS
Common stock	86				88			88
Previously Reported [Member] | Class A Common Stock Not Subject to Redemption | Seaport Global Acquisition Corp
CONDENSED STATEMENT OF OPERATIONS
Net income (loss)					$ (184,669)
Diluted weighted average shares outstanding					4,158,672
Diluted net income (loss) per share					$ (0.05)
Basic weighted average shares outstanding					3,750,161
Basic net income (loss) per share					$ (0.05)
CONDENSED STATEMENT OF CASH FLOWS
Net income (loss)					$ (184,669)
Revision of Prior Period, Adjustment [Member] | Seaport Global Acquisition Corp
CONDENSED BALANCE SHEETS
Warrant liability	22,763,938				17,322,751			17,322,751
Total liabilities	22,763,938				17,322,751			17,322,751
Common Stock subject to possible redemption	(22,763,938)				(17,322,751)			(17,322,751)
Additional paid-in capital	3,158,862				(2,282,271)			(2,282,271)
Accumulated deficit	(3,159,088)				2,282,099			2,282,099
Number Of Shares Subject To Redemption	(2,253,855)				(1,715,124)			(1,715,124)
CONDENSED STATEMENT OF OPERATIONS
Change in fair value of warrant liability					5,441,188
Transaction costs allocable to warrant liability					(861,400)
Compensation Expense - private placement warrants					(2,297,689)
Other income (expense), net					2,282,099
Net income (loss)					2,282,099
CONDENSED STATEMENT OF CASH FLOWS
Net income (loss)					2,282,099
Change in fair value of warrant liability					(5,441,188)
Transaction costs					861,400
Compensation Expense of Private Placement Warrants					2,297,689
Revision of Prior Period, Adjustment [Member] | Class A Common Stock | Seaport Global Acquisition Corp
CONDENSED BALANCE SHEETS
Common stock	225				$ 172			172
CONDENSED STATEMENT OF OPERATIONS
Basic net income (loss) per share					$ (0.16)
Revision of Prior Period, Adjustment [Member] | As Restated (Second Amendment) | Seaport Global Acquisition Corp
CONDENSED BALANCE SHEETS
Common Stock subject to possible redemption	31,479,794				$ 26,225,747			26,225,747
Common stock	(311)				(260)			(260)
Additional paid-in capital	(8,162,648)				(2,901,952)			(2,901,952)
Accumulated deficit	(23,316,835)				(23,323,535)			(23,323,535)
Total Stockholders' Equity (Deficit)					(26,225,747)			(26,225,747)
Number Of Shares Subject To Redemption	$ 3,116,811				$ 2,595,945			$ 2,595,945
CONDENSED STATEMENT OF OPERATIONS
Diluted weighted average shares outstanding					156,411
Diluted net income (loss) per share					$ 0.34
Basic weighted average shares outstanding					156,411
Basic net income (loss) per share					$ 0.34
Revision of Prior Period, Adjustment [Member] | Class A Common Stock Not Subject to Redemption | Seaport Global Acquisition Corp
CONDENSED STATEMENT OF OPERATIONS
Net income (loss)					$ 2,282,099
Diluted net income (loss) per share					$ (0.16)
Basic weighted average shares outstanding					408,511
Basic net income (loss) per share					$ 0.55
CONDENSED STATEMENT OF CASH FLOWS
Net income (loss)					$ 2,282,099
Revision of Prior Period, Adjustment [Member] | Class A Common Stock Not Subject to Redemption | As Restated (First Amendment) | Seaport Global Acquisition Corp
CONDENSED STATEMENT OF OPERATIONS
Diluted weighted average shares outstanding					408,511
Diluted net income (loss) per share					$ 0.55